Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Earnings per share
Net profit attributable to owners of WBC	$ 4,001	$ 2,414	$ 3,280
Adjustment for potential dilution:
Distributions to convertible loan capital holders	186	133	100
Adjusted net profit attributable to owners of WBC	$ 4,187	$ 2,547	$ 3,380
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,506	3,501	3,626
Treasury shares (including RSP share rights)	(5)	(5)	(4)
Adjustment for potential dilution:
Share-based payments	3	4	3
Convertible loan capital	384	361	321
Adjusted weighted average number of ordinary shares	3,888	3,861	3,946
Earnings per ordinary share (cents)	$ 1.077	$ 0.660	$ 0.857